Schedule of valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
At beginning of year	¥ 75,810	¥ 94,926	¥ 115,754
Current year additions	17,964	34,490	44,113
Current year reversals	(30,335)	(53,606)	(64,941)
At end of year	¥ 63,439	¥ 75,810	¥ 94,926